Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company’s Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of entity	Background	Ownership
Abit Hong Kong Limited (formerly known as Woodland Corporation Limited)	Investment Holding	100% owned by Moxian (BVI) Inc
Abit USA, Inc.	Bitcoin Mining	100% owned by Abit Hong Kong Limited
Beijing Bitmatrix Technology Co. Ltd	In-house Support Services	100% owned by Abit Hong Kong Limited